Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New Perspective Fund
Entity Central Index Key	0000071516
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
New Perspective Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class A
Trading Symbol	ANWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.72% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class C
Trading Symbol	NPFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.47% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class T [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class T
Trading Symbol	TNPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 23	0.47% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-1
Trading Symbol	NPFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.78% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund -Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-2
Trading Symbol	ANWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 25	0.51% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-3
Trading Symbol	FNPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 20	0.41% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-A
Trading Symbol	CNPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.75% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-C
Trading Symbol	CNPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.51% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.51%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-E
Trading Symbol	CNPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 49	0.99% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-T
Trading Symbol	TPNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 26	0.53% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-1
Trading Symbol	CNPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 29	0.59% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-2
Trading Symbol	FFPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 25	0.51% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-3
Trading Symbol	FNFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 22	0.45% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-1
Trading Symbol	RNPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 73	1.49% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-2
Trading Symbol	RNPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 74	1.50% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-2E
Trading Symbol	RPEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were
the
fund costs for
the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.21% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-3
Trading Symbol	RNPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 52	1.06% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-4
Trading Symbol	RNPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 37	0.76% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
New Perspective Fund® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-5E
Trading Symbol	RNPHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 28	0.56% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-5
Trading Symbol	RNPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 23	0.46% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
New Perspective Fund® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-6
Trading Symbol	RNPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 20	0.41% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 137,467,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )

[1]	Annualized.